Right-of-Use Assets and Lease Liabilities (Details)	12 Months Ended
	Dec. 31, 2024 HKD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 HKD ($)
Right-of-Use Assets and Lease Liabilities [Abstract]
Operating lease expense	$ 295,374	$ 38,026	$ 572,229